Revenues and Contract Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Revenues and Contract Obligations [Abstract]
Schedule of Changes in the Contract Liability

The following table summarizes the changes in the Company’s contract liability balance for the years ended December 31, 2024 and 2023:

	Year Ended
($ in thousands)	2024	2023
Contract liabilities, beginning of period	$100	$—
Consideration received	450	100
Consideration refunded	(550)	—
Revenue	—	—
Contract liabilities, end of period	$—	$100